Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Real estate	¥ 9,511		¥ 18,411
Cost method investments	1,195		6,629
Goodwill	6,089		9,788
Fair Value, Inputs, Level 1 [Member]
Real estate		[1]		[1]
Cost method investments		[1]		[1]
Goodwill		[1]		[1]
Fair Value, Inputs, Level 2 [Member]
Real estate		[2]		[2]
Cost method investments	532	[2]	6,017	[2]
Goodwill		[2]		[2]
Fair Value, Inputs, Level 3 [Member]
Real estate	9,511	[3]	18,411	[3]
Cost method investments	663	[3]	612	[3]
Goodwill	6,089	[3]	9,788	[3]
Losses (Before Tax) [Member]
Real estate	1,928		6,294
Cost method investments	3,052		7,963
Goodwill	¥ 1,912		¥ 3,750

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs